Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net loss for the year		$ (43,630)	$ (135,906)
Items that will remain permanently in other comprehensive income (loss):
Changes in fair value of investments in equity securities, net of $nil tax		(22)	(280)
Items that may in the future be reclassified to profit or loss:
Currency translation adjustment, net of tax	[1]	(1,859)	(61)
Changes in fair value of hedging instruments, net of $nil tax			70
Total other comprehensive income (loss) for the year		(1,881)	(271)
Comprehensive loss for the year		$ (45,511)	$ (136,177)

[1]	For the year ended December 31, 2023, the currency translation adjustment is net of tax recovery of $2.2 million (2022 - $1.1 million expense).